Loans	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Loans

Note 4. Loans

The composition of loans, net at December 31, 2015 and 2014 is as follows:

	2015	2014
	(In Thousands)
Real Estate:
Land Development and Construction	$33,133	$43,233
Farmland	23,293	26,463
1-4 Family Mortgages	104,046	104,170
Commercial Real Estate	180,691	151,746

Total Real Estate Loans	341,163	325,612

Business Loans:
Commercial and Industrial Loans	61,425	38,333
Farm Production and other Farm Loans	1,055	1,035

Total Business Loans	62,480	39,368

Consumer Loans:
Credit Cards	1,061	1,075
Other Consumer Loans	25,564	25,440

Total Consumer Loans	26,625	26,515

Total Gross Loans	430,268	391,495

Unearned income	(686)	(535)
Allowance for loan losses	(6,474)	(6,542)

Loans, net	$423,108	$384,418

The Company has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. Management reviews these policies and procedures and submits them to the Company’s Board of Directors for its approval when needed, but no less frequently than annually. A reporting system supplements the review process by providing management with frequent reports related to loan production, loan quality, concentrations of credit, loan delinquencies and non-performing and potential problem loans. Diversification in the loan portfolio is a means of managing risk associated with fluctuations in economic conditions.

The Company maintains an independent loan review department that reviews and validates the credit risk program on a periodic basis. Results of this review are presented to management with quarterly reports made to the board of directors. The loan review process complements and reinforces the risk identification and assessment decisions made by the lenders and credit personnel, as well as the Company’s policies and procedures.

Loans are made principally to customers in the Company’s market. The Company’s lending policy provides that loans collateralized by real estate are normally made with loan-to-value (“LTV”) ratios of 80 percent or less. Commercial loans are typically collateralized by property, equipment, inventories or receivables with LTV ratios from 50 percent to 80 percent. Real estate mortgage loans are collateralized by personal residences with LTV ratios of 80 percent or less. Consumer loans are typically collateralized by real estate, vehicles and other consumer durable goods. Approximately $37.3 million and $34.3 million of the loans outstanding at December 31, 2015 and December 31, 2014, respectively, were variable rate loans.

In the ordinary course of business, the Company has granted loans to certain directors and their affiliates (collectively referred to as “related parties”). These loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other unaffiliated persons and do not involve more than normal risk of collectability. Activity in related party loans during 2015 is presented in the following table.

Balance outstanding at December 31, 2014	$4,139,357

Principal additions	2,648,168

Principal reductions	(1,166,551)

Balance outstanding at December 31, 2015	$5,620,974

Loans are considered to be past due if the required principal and interest payments have not been received as of the date such payments were due. Loans are placed on non-accrual status, when, in management’s opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions. Loans may be placed on non-accrual status regardless of whether such loans are considered past due. When interest accruals are discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Year-end non-accrual loans, segregated by class of loans, were as follows:

	2015	2014
	(in thousands)
Real Estate:
Land Development and Construction	$75	$92
Farmland	158	222
1-4 Family Mortgages	2,464	1,905
Commercial Real Estate	11,662	9,444

Total Real Estate Loans	14,359	11,663

Business Loans:
Commercial and Industrial Loans	28	70

Total Business Loans	28	70

Consumer Loans:
Other Consumer Loans	36	133

Total Consumer Loans	36	133

Total Non-Accrual Loans	$14,423	$11,854

In the event that non-accrual loans had performed in accordance with their original terms, the Company would have recognized additional interest income of approximately $732,268, $819,524 and $813,710 in 2015, 2014 and 2013, respectively.

An age analysis of past due loans, segregated by class of loans, as of December 31, 2015 was as follows (in thousands):

						Accruing
		Loans				Loans
	Loans	90 or more				90 or more
	30-89 Days	Days Past	Total Past	Current	Total	Days
	Past Due	Due	Due Loans	Loans	Loans	Past Due
Real Estate:
Land Development and Construction	$1,126	$21	$1,147	$31,986	$33,133	$21
Farmland	947	4	951	22,342	23,293	4
1-4 Family Mortgages	5,131	573	5,704	98,342	104,046	—
Commercial Real Estate	4,015	6,748	10,763	169,928	180,691	—

Total Real Estate Loans	11,219	7,346	18,565	322,598	341,163	25

Business Loans:
Commercial and Industrial Loans	245	12	257	61,168	61,425	12
Farm Production and other Farm Loans	12	—	12	1,043	1,055	—

Total Business Loans	257	12	269	62,211	62,480	12

Consumer Loans:
Credit Cards	12	9	21	1,040	1,061	9
Other Consumer Loans	1,017	30	1,047	24,517	25,564	30

Total Consumer Loans	1,029	39	1,068	25,557	26,625	39

Total Loans	$12,505	$7,397	$19,902	$410,366	$430,268	$76

An age analysis of past due loans, segregated by class of loans, as of December 31, 2014 was as follows (in thousands):

						Accruing
		Loans				Loans
	Loans	90 or more				90 or more
	30-89 Days Past Due	Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Days Past Due
Real Estate:
Land Development and Construction	$578	$—	$578	$42,655	$43,233	$—
Farmland	889	17	906	25,557	26,463	—
1-4 Family Mortgages	4,606	837	5,443	98,727	104,170	131
Commercial Real Estate	2,211	4,471	6,682	145,064	151,746	724

Total Real Estate Loans	8,284	5,325	13,609	312,003	325,612	855

Business Loans:
Commercial and Industrial Loans	115	3	118	38,215	38,333	3
Farm Production and other Farm Loans	22	—	22	1,013	1,035	—

Total Business Loans	137	3	140	39,228	39,368	3

Consumer Loans:
Credit Cards	27	6	33	1,042	1,075	6
Other Consumer Loans	1,179	53	1,232	24,208	25,440	16

Total Consumer Loans	1,206	59	1,265	25,250	26,515	22

Total Loans	$9,627	$5,387	$15,014	$376,481	$391,495	$880

Loans are considered impaired when, based on current information and events, it is probable the Company will be unable to collect all the amounts due in accordance with the original contractual terms of the loan agreement, including scheduled principal and interest payments. In determining which loans to evaluate for impairment, management looks at past due loans, bankruptcy filings and any situation that might lend itself to cause a borrower to be unable to repay the loan according to the original contract terms. If a loan is determined to be impaired and the collateral is deemed to be insufficient to fully repay the loan, a specific reserve will be established. Interest payments on impaired loans are typically applied to principal unless collectability of the principal amount is reasonably assured, in which case interest is recognized on a cash basis. Impaired loans or portions thereof, are charged-off when deemed uncollectible.

Impaired loans as of December 31, by class of loans, are as follows (in thousands):

2015	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$75	$—	$75	$75	$75	$85
Farmland	679	69	610	679	54	739
1-4 Family Mortgages	3,103	1,754	1,349	3,103	183	2,829
Commercial Real Estate	11,662	1,409	10,253	11,662	2,685	10,552

Total Real Estate Loans	15,519	3,232	12,287	15,519	2,997	14,205

Business Loans:
Commercial and Industrial Loans	28	28	—	28	—	49
Farm Production and other Farm Loans	—	—	—	—	—	—

Total Business Loans	28	28	—	28	—	49

Consumer Loans:
Other Consumer Loans	36	36	—	36	—	78

Total Consumer Loans	36	36	—	36	—	78

Total Loans	$15,583	$3,296	$12,287	$15,583	$2,997	$14,332

2014	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$92	$—	$92	$92	$92	$114
Farmland	798	104	694	798	108	575
1-4 Family Mortgages	2,554	1,685	869	2,554	143	2,210
Commercial Real Estate	9,444	895	8,549	9,444	1,642	9,169

Total Real Estate Loans	12,888	2,684	10,204	12,888	1,985	12,068

Business Loans:
Commercial and Industrial Loans	70	30	40	70	40	1,147

Total Business Loans	70	30	40	70	40	1,147

Consumer Loans:
Other Consumer Loans	121	121	—	121	—	120

Total Consumer Loans	121	121	—	121	—	120

Total Loans	$13,079	$2,835	$10,244	$13,079	$2,025	$13,335

The following table presents troubled debt restructurings segregated by class (in thousands, except number of loans):

December 31, 2015	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial real estate	3	$4,871	$3,858

Total	3	$4,871	$3,858

December 31, 2014	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial real estate	4	$6,850	$4,741

Total	4	$6,850	$4,741

Changes in the Company’s troubled debt restructurings are set forth in the table below:

	Number of Loans	Recorded Investment
Totals at January 1, 2015	4	$4,741
Additional loans with concessions
Reductions due to:
Charge-off	1	(349)
Principal paydowns		(534)

Total at December 31, 2015	3	$3,858

The allocated allowance for loan losses attributable to restructured loans was $174,274 at December 31, 2015 and 2014.

The Company had no remaining availability under commitments to lend additional funds on these troubled debt restructurings at December 31, 2015.

The Company utilizes a risk grading matrix to assign a risk grade to each of its loans when originated and is updated as factors related to the strength of the loan changes. Loans are graded on a scale of 1 to 9. A description of the general characteristics of the 9 risk grades is as follows.

Grade 1. MINIMAL RISK - These loans are without loss exposure to the Company. This classification is reserved for only the best, well secured loans to borrowers with significant capital strength, low leverage, stable earnings and growth and other readily available financing alternatives. This type of loan would also include loans secured by a program of the government.

Grade 2. MODEST RISK - These loans include borrowers with solid credit quality and moderate risk of loss. These loans may be fully secured by certificates of deposit with another reputable financial institution, or secured by readily marketable securities with acceptable margins.

Grade 3. AVERAGE RISK - This is the rating assigned to most of the loans held by the Company. This includes loans with average loss exposure and average overall quality. These loans should liquidate through possessing adequate collateral and adequate earnings of the borrower. In addition, these loans are properly documented and are in accordance with all aspects of the current loan policy.

Grade 4. ACCEPTABLE RISK - Borrower generates sufficient cash flow to fund debt service but most working asset and capital expansion needs are provided from external sources. Profitability and key balance sheet ratios are usually close to peers but one or more may be higher than peers.

Grade 5. MANAGEMENT ATTENTION - Borrower has significant weaknesses resulting from performance trends or management concerns. The financial condition of the borrower has taken a negative turn and may be temporarily strained. Cash flow is weak but cash reserves remain adequate to meet debt service. Management weakness is evident.

Grade 6. OTHER LOANS ESPECIALLY MENTIONED (OLEM) - Loans in this category are fundamentally sound but possess some weaknesses. OLEM loans have potential weaknesses, which may, if not checked or corrected, weaken the asset or inadequately protect the Bank’s credit position at some future date. These loans have an identifiable weakness in credit, collateral, or repayment ability but there is no expectation of loss.

Grade 7. SUBSTANDARD ASSETS - Assets classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Assets classified as substandard must have a well-defined weakness based upon objective evidence. Assets classified as substandard are characterized by the distinct possibility that the insured institution will sustain some loss if the deficiencies are not corrected. The possibility that liquidation would not be timely requires a substandard classification even if there is little likelihood of total loss.

Grade 8. DOUBTFUL - A loan classified as doubtful has all the weaknesses of a substandard classification and the added characteristic that the weakness makes collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable or improbable. The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors that may work to the advantage and strengthening of the asset, its classification as an estimated loss is deferred until its more exact status may be determined. A doubtful classification could reflect the fact that the primary source of repayment is gone and serious doubt exists as to the quality of a secondary source of repayment.

Grade 9. LOSS - Loans classified loss are considered uncollectible and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this basically worthless asset even though partial recovery may occur in the future. Also included in this classification is the defined loss portion of loans rated substandard assets and doubtful assets.

These internally assigned grades are updated on a continual basis throughout the course of the year and represent management’s most updated judgment regarding grades at December 31, 2015.

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2015 (in thousands):

		Special
	Satisfactory	Mention	Substandard	Doubtful	Loss	Total
Grades	1, 2, 3,4	5,6	7	8	9	Loans
Real Estate:
Land Development and Construction	$31,889	$202	$1,042	$—	$—	$33,133
Farmland	21,084	989	1,220	—	—	23,293
1-4 Family Mortgages	88,425	4,874	10,747	—	—	104,046
Commercial Real Estate	155,898	12,286	12,507	—	—	180,691

Total Real Estate Loans	297,296	18,351	25,516	—	—	341,163

Business Loans:
Commercial and Industrial Loans	60,918	377	130	—	—	61,425
Farm Production and other Farm Loans	1,055	—	—	—	—	1,055

Total Business Loans	61,973	377	130	—	—	62,480

Consumer Loans:
Credit Cards	1,052	—	9	—	—	1,061
Other Consumer Loans	24,666	111	777	7	3	25,564

Total Consumer Loans	25,718	111	786	7	3	26,625

Total Loans	$384,987	$18,839	$26,432	$7	$3	$430,268

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2014:

		Special
	Satisfactory	Mention	Substandard	Doubtful	Loss	Total
Grades	1, 2, 3,4	5,6	7	8	9	Loans
Real Estate:
Land Development and Construction	$41,431	$424	$1,378	$—	$—	$43,233
Farmland	23,993	708	1,762	—	—	26,463
1-4 Family Mortgages	86,969	5,351	11,850	—	—	104,170
Commercial Real Estate	126,881	13,558	11,307	—	—	151,746

Total Real Estate Loans	279,274	20,041	26,297	—	—	325,612

Business Loans:
Commercial and Industrial Loans	37,890	232	211	—	—	38,333
Farm Production and other Farm Loans	1,035	—	—	—	—	1,035

Total Business Loans	38,925	232	211	—	—	39,368

Consumer Loans:
Credit Cards	1,069	—	6	—	—	1,075
Other Consumer Loans	24,889	177	358	16	—	25,440

Total Consumer Loans	25,958	177	364	16	—	26,515

Total Loans	$344,157	$20,450	$26,872	$16	$—	$391,495

The allowance for loan losses is a reserve established through a provision for possible loan losses charged to expense, which represents management’s best estimate of probable losses that will occur within the existing portfolio of loans. The allowance, in the judgment of management, is necessary to reserve for estimated loan losses and risks inherent in the loan portfolio.

The allowance on the majority of the loan portfolio is calculated using a historical chargeoff percentage applied to the current loan balances by loan segment. This historical period is the average of the previous five years with the most current years weighted to show the effect of the most recent chargeoff activity. This percentage is also adjusted for economic factors such as unemployment and general business conditions, both local and nationwide.

The group of loans that are considered to be impaired are individually evaluated for possible loss and a specific reserve is established to cover any loss contingency. Loans that are determined to be a loss with no benefit of remaining in the portfolio are charged off to the allowance. These specific reserves are reviewed periodically for continued impairment and adequacy of the specific reserve and adjusted when necessary.

Net chargeoffs (recoveries), segregated by class of loans, were as follows:

	2015	2014	2013
Real Estate:
Land Development and Construction	$(8,700)	$241,853	$(15,787)
Farmland	(5,156)	52,731	14,915
1-4 Family Mortgages	149,014	22,205	152,756
Commercial Real Estate	415,413	42,582	513,841

Total Real Estate Loans	550,571	359,371	665,725

Business Loans:
Commercial and Industrial Loans	1,585	2,038,953	350,740
Farm Production and other Farm Loans	—	—	(1,700)

Total Business Loans	1,585	2,038,953	349,040

Consumer Loans:
Credit Cards	15,493	11,482	17,726
Other Consumer Loans	57,661	49,022	48,387

Total Consumer Loans	73,154	60,504	66,113

Total Net Chargeoffs	$625,310	$2,458,828	$1,080,878

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2015, 2014 and 2013:

	Real	Business
2015	Estate	Loans	Consumer	Total

Beginning Balance	$5,202,151	$873,815	$466,360	$6,542,326

Provision for loan losses	587,315	(228,982)	198,354	556,687

Chargeoffs	625,556	32,258	164,091	821,905

Recoveries	74,985	30,673	90,937	196,595

Net Chargeoffs	550,571	1,585	73,154	625,310

Ending Balance	$5,238,895	$643,248	$591,560	$6,473,703

Period end allowance allocated to:
Loans individually evaluated for impairment	$2,996,708	$—	$—	$2,996,708

Loans collectively evaluated for impairment	2,242,187	643,248	591,560	3,476,995

Ending Balance	$5,238,895	$643,248	$591,560	$6,473,703

2014	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$4,706,011	$2,767,409	$604,337	$8,077,757

Provision for loan losses	855,511	145,359	(77,473)	923,397

Chargeoffs	560,298	2,050,939	121,093	2,732,330

Recoveries	200,927	11,986	60,589	273,502

Net Chargeoffs	359,371	2,038,953	60,504	2,458,828

Ending Balance	$5,202,151	$873,815	$466,360	$6,542,326

Period end allowance allocated to:
Loans individually evaluated for impairment	$1,984,671	$40,083	$—	$2,024,754

Loans collectively evaluated for impairment	3,217,480	833,732	466,360	4,517,572

Ending Balance	$5,202,151	$873,815	$466,360	$6,542,326

2013	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$4,629,559	$1,554,698	$770,012	$6,954,269

Provision for loan losses	742,177	1 ,561,751	(99,562)	2,204,366

Chargeoffs	763,914	375,498	135,302	1,274,714

Recoveries	98,189	26,458	69,189	193,836

Net Chargeoffs	665,725	349,040	66,113	1,080,878

Ending Balance	$4,706,011	$2,767,409	$604,337	$8,077,757

Period end allowance allocated to:
Loans individually evaluated for impairment	$1,224,874	$1,071,729	$—	$2,296,603

Loans collectively evaluated for impairment	3,481,137	1,695,680	604,337	5,781,154

Ending Balance	$4,706,011	$2,767,409	$604,337	$8,077,757

The Company’s recorded investment in loans as of December 31, 2015 and 2014 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of the Company’s impairment methodology was as follows (in thousands):

2015	Real Estate	Business Loans	Consumer	Total

Loans individually evaluated for impairment	$15,519	$28	$36	$15,583

Loans collectively evaluated for impairment	325,644	62,452	26,589	414,685

	$341,163	$62,480	$26,625	$430,268

2014	Real Estate	Business Loans	Consumer	Total

Loans individually evaluated for impairment	$12,888	$70	$121	$13,079

Loans collectively evaluated for impairment	312,724	39,298	26,394	378,416

	$325,612	$39,368	$26,515	$391,495